Acquisitions and Divestitures	12 Months Ended
Mar. 31, 2026
Business Combinations [Abstract]
Acquisitions and Divestitures
3. Acquisitions and Divestitures
(1) Acquisitions
During fiscal
2024
, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥
11,894
 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥
4,241
 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥
7,049
 million. The acquisitions were mainly included in PE Investment and Concession segment.

During fiscal 2025, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥33,041 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥9,081 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥21,684 million. The acquisitions were mainly included in PE Investment and Concession segment.
During fiscal 2026, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥
165,859
million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥150,974 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recogniz ed in these transactions was ¥
35,014

million.
 The Company reflected certain preliminary estimates with respect to the fair value of certain components of the underlying net assets of these entities in determining amounts of the goodwill. The acquisitions were mainly included in ORIX USA segment. The amount of the goodwill and intangible assets could possibly be adjusted because for certain of these acquisitions, the purchase price allocations have not been completed yet with respect to the final valuation of acquired intangible assets among others.
The Company did not recognize any bargain purchase gain during fiscal 2024 and 2026.

As
a result of the assessment of the purchase price allocation, the Company recognized a bargain purchase gain of ¥
3,750
 million during fiscal 2025 associated with one of its acquisitions during fiscal 2025, due to the fair value of the net assets, which is the difference between the assets acquired and the liabilities assumed, exceeding the fair value of consideration transferred. The bargain purchase gain was included in Asia and Australia segment.
The segment in which goodwill is allocated is disclosed in Note 13 “Goodwill and Other Intangible Assets.”
(2) Divestitures
Gains on sales of subsidiaries and equity method investments and liquidation losses, net for fiscal 2024, 2025 and 2026 amounted to
¥72,488 million, ¥87,705 million and ¥111,311 million, respectively. Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net for fiscal 2024 mainly consisted of ¥19,822 million in PE Investment and Concession segment, ¥(5,557) million in Environment and Energy segment, ¥57,470 million in Banking and Credit segment, ¥(1,978) million in ORIX USA segment and ¥2,502 million in ORIX Europe segment. Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net for fiscal 2025 mainly
consisted of ¥7,294 million in Corporate Financial Services and Maintenance Leasing segment, ¥350 million in Real Estate segment, ¥44,503 million in PE Investment and Concession segment, ¥6,365 million in Environment and Energy segment, ¥478 million in Aircraft and Ships segment, ¥29,224 million in ORIX USA segment, ¥(624) million in ORIX Europe segment and ¥115 million in Asia and Australia segment. Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net for fiscal 2026 mainly

consisted of ¥6,918 million in Corporate Financial Services and Maintenance Leasing segment, ¥86,645 million in Environment and Energy segment, ¥408 million in Aircraft and Ships segment, ¥3,164 million in ORIX USA segment, ¥8,762 million in ORIX Europe segment and ¥5,412 million in Asia and Australia segment.
During fiscal 2024, the Company sold 66% of the common shares of a consolidated subsidiary, ORIX Credit Corporation (hereinafter, “ORIX Credit”, which changed its name to DOCOMO Finance, Inc on April 1, 2025) to a third-party. The Company retains a 34% interest in ORIX Credit, which became an equity method investment from fiscal 2024. The sale of the controlling interest resulted in a gain
o
f

¥37,930 million, and the remeasurement of the retained interest
a
t its fair value resulted in a gain of ¥19,540
million, both of which were included in earnings as gains on sales of subsidiaries and equity method investment and liquidation losses, net during fiscal 2024. The fair value of the retained interest was remeasured using the stock value based on the sale proceeds. During fiscal 2025 and 2026, the Company did not have any significant business divestitures.